Earnings per Share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss attributable to Stratasys Ltd.	$ (1,372,835)	$ (119,420)	$ (26,954)
Adjustment of redeemable non-controlling interest to redemption amount	(1,800)
Net loss attributable to Stratasys Ltd. for basic loss per share	$ (1,374,635)	$ (119,420)	$ (26,954)
Dilutive effect of earn-out obligation			(1,683)
Net loss attributable to Stratasys Ltd. for diluted loss per share	$ (1,374,635)	$ (119,420)	$ (28,637)
Denominator:
Add: Weighted average shares - denominator for basic net loss per share	51,592	50,019	42,079
Add: Dilutive effect of earn-out obligation			20
Denominator for diluted loss per share	51,592	50,019	42,099
Net loss per share
Basic	$ (26.64)	$ (2.39)	$ (0.64)
Diluted	$ (26.64)	$ (2.39)	$ (0.68)